Expense Example, No Redemption (Vanguard Total International Bond Index Fund, USD $)	0 Months Ended
May 01, 2013
Vanguard Total International Bond Index Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	$ 20
3 YEAR	64
Vanguard Total International Bond Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	24
3 YEAR	74
Vanguard Total International Bond Index Fund - Transition Shares
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
Vanguard Total International Bond Index Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
Vanguard Total International Bond Index Fund - ETF Shares
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	$ 64